Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value
COMMON STOCKS – 98.22%
Communication Services - 4.31%
A.H. Belo Corp., Class A	90,883	$340,811
Alaska Communications Systems Group, Inc.*	279,500	480,740
Ballantyne Strong, Inc.*	92,020	286,182
Beasley Broadcast Group, Inc., Class A	11,125	34,488
Chicken Soup For The Soul Entertainment, Inc.*+	15,000	145,500
DHI Group, Inc.*	202,200	778,470
Emmis Communications Corp., Class A*	50,000	250,500
Entravision Communications Corp., Class A	195,800	622,644
EverQuote, Inc., Class A*	15,000	320,100
Frontier Communications Corp.*+	295,000	255,765
Gaia, Inc.*+	48,400	316,294
Harte-Hanks, Inc.*	72,533	221,226
IDT Corp., Class B*	73,200	770,796
Lee Enterprises, Inc.*	165,300	337,212
Marchex, Inc., Class B*	142,400	447,136
McClatchy Co. (The), Class A*+	45,011	127,381
NII Holdings, Inc.*	287,700	563,892
Ooma, Inc.*	65,800	684,320
Saga Communications, Inc., Class A	13,016	387,226
Salem Media Group, Inc.	100,000	153,000
Spok Holdings, Inc.	60,000	716,400
Townsquare Media, Inc., Class A	78,500	551,855
Travelzoo*	45,000	481,050
Xcel Brands, Inc.*+	91,000	175,630
Zedge, Inc., Class B*	16,855	28,148
		9,476,766
Consumer Discretionary - 12.01%
AMCON Distributing Co.	3,900	301,002
Ark Restaurants Corp.	17,900	362,654
Aspen Group, Inc./CO*	50,000	259,500
Barnes & Noble Education, Inc.*	160,000	499,200
Bassett Furniture Industries, Inc.	37,044	566,773
BBQ Holdings, Inc.*+	54,838	262,674
Blue Apron Holdings, Inc., Class A*+	17,000	143,310
Build-A-Bear Workshop, Inc.*	54,200	170,730
China XD Plastics Co., Ltd.*	56,000	106,400
Citi Trends, Inc.	40,800	746,640
Collectors Universe, Inc.	36,760	1,046,925

Industry Company	Shares	Value

Consumer Discretionary (continued)
Container Store Group, Inc. (The)*	78,300	$346,086
CSS Industries, Inc.	37,000	146,890
Culp, Inc.	40,000	652,000
Delta Apparel, Inc.*	32,988	783,465
Destination Maternity Corp.*	27,200	11,179
Destination XL Group, Inc.*+	202,222	341,755
Dixie Group, Inc. (The)*	93,200	128,616
Dover Motorsports, Inc.	123,396	244,324
Educational Development Corp.	41,400	255,852
Emerson Radio Corp.*	187,100	184,855
Escalade, Inc.	33,780	367,864
Flexsteel Industries, Inc.	27,000	400,140
GNC Holdings, Inc., Class A*+	200,000	428,000
Habit Restaurants, Inc. (The), Class A*	55,500	485,070
Hamilton Beach Brands Holding Co., Class A	32,000	517,440
Horizon Global Corp.*+	115,000	439,300
J Alexander’s Holdings, Inc.*	53,100	622,332
J. Jill, Inc.	58,600	111,340
JAKKS Pacific, Inc.*	143,600	122,778
Kandi Technologies Group, Inc.*+	70,100	326,666
Lakeland Industries, Inc.*	31,557	383,733
Leaf Group, Ltd.*	80,000	336,000
Libbey, Inc.*+	62,000	207,700
Lifetime Brands, Inc.	66,500	588,525
Lincoln Educational Services Corp.*	204,405	425,162
Liquidity Services, Inc.*	82,000	606,800
Luby’s, Inc.*	96,600	183,859
Nautilus, Inc.*	134,400	181,440
New Home Co., Inc. (The)*	68,400	298,224
P&F Industries, Inc., Class A	10,500	70,350
Potbelly Corp.*+	97,000	422,920
Red Lion Hotels Corp.*	74,900	485,352
Rocky Brands, Inc.	34,600	1,149,758
RTW RetailWinds, Inc.*	301,900	413,603
Shiloh Industries, Inc.*	74,500	308,430
SORL Auto Parts, Inc.*+	106,058	335,143
Sportsman’s Warehouse Holdings, Inc.*	164,015	849,598
Stage Stores, Inc.+	100,000	188,000
Stein Mart, Inc.*+	160,800	127,836
Strattec Security Corp.	23,800	475,524
Superior Industries International, Inc.	92,500	267,325
Sypris Solutions, Inc.*	84,404	83,560

www.bridgeway.com	1

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Tandy Leather Factory, Inc.*	44,600	$208,728
Tile Shop Holdings, Inc.	180,000	574,200
Tilly’s, Inc., Class A	49,400	466,336
Town Sports International Holdings, Inc.*	90,000	147,600
TravelCenters of America, Inc.*	33,300	408,591
Tuesday Morning Corp.*	199,100	312,587
Turtle Beach Corp.*+	66,854	780,186
Unique Fabricating, Inc.+	50,000	144,500
Universal Technical Institute, Inc.*	102,100	555,424
US Auto Parts Network, Inc.*	169,438	262,629
Vince Holding Corp.*	39,600	752,004
Vitamin Shoppe, Inc.*+	109,500	713,940
VOXX International Corp.*	94,500	444,150
Weyco Group, Inc.	5,000	113,050
ZAGG, Inc.*+	83,400	522,918
Zovio, Inc.*	100,000	197,000
		26,374,445

Consumer Staples - 1.76%
Alico, Inc.	16,200	551,124
Bridgford Foods Corp.*+	1,300	39,221
Castle Brands, Inc.*+	213,987	269,624
Lifeway Foods, Inc.*	55,152	120,783
Mannatech, Inc.	13,600	234,600
Natural Alternatives International, Inc.*	40,310	336,588
Natural Grocers by Vitamin Cottage, Inc.*	69,400	693,306
Oil-Dri Corp. of America	25,700	875,342
Reed’s, Inc.*	78,700	102,310
Rocky Mountain Chocolate Factory, Inc.	30,000	280,500
United-Guardian, Inc.	19,000	356,250
		3,859,648

Energy - 8.88%
Adams Resources & Energy, Inc.	24,300	753,300
Amplify Energy Corp.	125,000	771,250
Aspen Aerogels, Inc.*	117,100	693,232
Barnwell Industries, Inc.*	104,320	54,465
Chaparral Energy, Inc., Class A*	258,700	346,658
Clean Energy Fuels Corp.*	21,000	43,365
Contango Oil & Gas Co.*	208,730	580,269
Dawson Geophysical Co.*	102,545	219,446

Industry Company	Shares	Value

Energy (continued)
Earthstone Energy, Inc., Class A*	64,302	$208,982
Era Group, Inc.*	97,350	1,028,016
Evolution Petroleum Corp.	130,123	759,918
Geospace Technologies Corp.*	55,663	855,540
Goodrich Petroleum Corp.*	50,000	531,500
Gulf Island Fabrication, Inc.*	51,400	274,990
Hornbeck Offshore Services, Inc.*	215,000	163,400
Independence Contract
Drilling, Inc.*	184,100	220,920
ION Geophysical Corp.*	127,816	1,165,682
Key Energy Services, Inc.*+	129,000	192,210
Lonestar Resources US, Inc., Class A*	141,400	384,608
Mexco Energy Corp.*+	12,000	47,880
Mitcham Industries, Inc.*	119,545	388,521
Montage Resources Corp.*+	90,000	340,200
NACCO Industries, Inc., Class A	20,000	1,278,200
Natural Gas Services Group, Inc.*	48,376	619,697
NCS Multistage Holdings, Inc.*	229,200	458,400
New Concept Energy, Inc.*+	8,400	13,860
Nuverra Environmental Solutions, Inc.*+	2,689	11,374
Overseas Shipholding Group, Inc., Class A*	464,700	813,225
Panhandle Oil and Gas, Inc., Class A	45,594	637,404
PEDEVCO Corp.*+	40,000	59,200
Quintana Energy Services, Inc.*	183,514	374,369
Ranger Energy Services, Inc.*+	29,700	191,565
REX American Resources Corp.*	6,249	476,986
RigNet, Inc.*	71,309	552,645
Ring Energy, Inc.*	274,000	449,360
SEACOR Marine Holdings, Inc.*	45,440	571,181
SilverBow Resources, Inc.*	46,148	447,174
Smart Sand, Inc.*+	155,000	438,650
Superior Drilling Products, Inc.*	166,100	162,253
Tengasco, Inc.*	25,000	15,352
TETRA Technologies, Inc.*	360,000	723,600
Uranium Energy Corp.*	720,000	701,928

2	Quarterly Report | September 30, 2019 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
VAALCO Energy, Inc.*	237,100	$481,313
		19,502,088

Financials - 22.74%
1347 Property Insurance Holdings, Inc.*	38,400	169,344
1st Constitution Bancorp	24,033	450,619
A-Mark Precious Metals, Inc.*	60,200	725,410
American River Bankshares	31,000	421,600
AmeriServ Financial, Inc.	52,571	217,644
Ashford, Inc.*	5,200	126,048
Asta Funding, Inc.*	68,400	478,800
Atlantic American Corp.	74,856	191,631
Atlanticus Holdings Corp.*	60,812	507,780
Auburn National Bancorporation, Inc.+	2,974	139,778
Bank of Commerce Holdings	60,341	657,113
Bank of Princeton (The)	13,910	404,225
Bank7 Corp.	32,910	618,708
BankFinancial Corp.	47,000	559,300
Bankwell Financial Group, Inc.	26,937	740,768
BCB Bancorp, Inc.	56,312	723,046
C&F Financial Corp.	14,200	747,772
Capital Bancorp, Inc.*	16,800	228,816
Capitala Finance Corp.	51,580	427,598
CB Financial Services, Inc.+	13,700	380,312
Chemung Financial Corp.	14,998	629,916
Citizens Community Bancorp, Inc.	35,600	391,600
Citizens Holding Co.	20,670	418,568
Codorus Valley Bancorp, Inc.	29,464	685,333
Cohen & Co., Inc.+	3,000	12,300
Colony Bankcorp, Inc.+	36,568	561,319
Community West Bancshares	38,357	378,967
Conifer Holdings, Inc.*+	19,000	72,010
Consumer Portfolio Services, Inc.*	138,100	495,779
Eagle Bancorp Montana, Inc.+	22,021	385,368
Elevate Credit, Inc.*	143,600	604,556
Entegra Financial Corp.*	200	6,008
ESSA Bancorp, Inc.	36,900	605,898
Evans Bancorp, Inc.	24,701	923,817
FedNat Holding Co.	40,312	563,965
Fidelity D&D Bancorp, Inc.	1,000	62,250
First Bancorp, Inc.+	16,753	460,540

Industry Company	Shares	Value

Financials (continued)
First Bank	62,863	$ 680,806
First Business Financial Services, Inc.	28,308	681,657
First Financial Northwest, Inc.	47,000	694,660
First Guaranty Bancshares, Inc.	5,614	124,294
First Internet Bancorp	33,000	706,530
First Northwest Bancorp	42,500	736,100
First United Corp.	23,092	508,024
GAIN Capital Holdings, Inc.+	112,400	593,472
GAMCO Investors, Inc.,
Class A	10,000	195,500
Guaranty Federal Bancshares, Inc.	15,856	384,508
Hallmark Financial Services, Inc.*	25,700	491,641
Hancock Whitney Corp.	1	23
Hawthorn Bancshares, Inc.	28,121	670,123
HMN Financial, Inc.*	25,000	564,250
Horizon Technology Finance Corp.	53,600	634,088
Impac Mortgage Holdings, Inc.*	16,600	130,642
Investar Holding Corp.	21,000	499,800
JMP Group, LLC+	51,851	177,937
Lake Shore Bancorp, Inc.	22,150	322,282
Landmark Bancorp, Inc.	15,175	353,274
Level One Bancorp, Inc.	25,000	603,000
Malvern Bancorp, Inc.*	23,300	508,639
Manning & Napier, Inc.	50,000	94,000
Marlin Business Services Corp.	43,300	1,090,727
Medallion Financial Corp.*+	78,744	503,962
Meridian Corp.*	24,000	418,800
Mid Penn Bancorp, Inc.	23,648	606,098
Monroe Capital Corp.+	61,403	647,802
MSB Financial Corp./MD	25,000	402,500
MutualFirst Financial, Inc.	36,911	1,163,435
Northeast Bank	35,300	782,601
Northrim BanCorp, Inc.	24,250	961,998
Norwood Financial Corp.	18,112	572,520
Oaktree Strategic, Income Corp.	30,103	248,350
Ohio Valley Banc Corp.	19,500	711,555
OP Bancorp	41,851	409,303
Pacific Mercantile Bancorp*	83,319	625,726
Patriot National Bancorp, Inc.	16,500	210,375

www.bridgeway.com	3

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Penns Woods Bancorp, Inc.+	16,400	$758,500
Peoples Bancorp of North Carolina, Inc.	24,830	737,699
Portman Ridge Finance Corp.	201,300	452,925
Premier Financial Bancorp, Inc.	60,275	1,034,922
Provident Financial Holdings, Inc.	38,617	801,303
Prudential Bancorp, Inc.	7,034	119,648
Pzena Investment Management, Inc., Class A	57,100	509,332
Randolph Bancorp, Inc.*	15,000	217,800
Regional Management Corp.*	20,000	563,200
Riverview Bancorp, Inc.	91,226	673,248
Safeguard Scientifics, Inc.*	35,000	396,900
SB One Bancorp	35,000	789,600
Security National Financial Corp., Class A*	58,480	294,154
Select Bancorp, Inc.*	54,676	634,242
Shore Bancshares, Inc.	38,700	596,367
Silvercrest Asset Management Group, Inc., Class A	27,102	333,355
Southern First Bancshares, Inc.*	18,215	725,868
Summit State Bank	17,200	202,444
Timberland Bancorp, Inc.	27,922	767,855
Two River Bancorp	31,968	663,656
Union Bankshares, Inc./Morrisville VT	7,419	234,144
United Bancshares, Inc.+	15,200	304,304
United Security Bancshares	55,400	582,808
Unity Bancorp, Inc.	41,500	919,225
Western New England Bancorp, Inc.	78,362	746,790
		49,945,797

Health Care - 22.38%
AcelRx Pharmaceuticals, Inc.*+	308,150	677,930
Aclaris Therapeutics, Inc.*	80,000	86,400
Adamas Pharmaceuticals, Inc.*+	101,500	519,172
Aduro Biotech, Inc.*	300,000	318,000
Aeglea BioTherapeutics, Inc.*	75,000	576,750
AgeX Therapeutics, Inc.*	23,499	46,058

Industry Company	Shares	Value

Health Care (continued)
Alimera Sciences, Inc.*	260,000	$147,238
Allena Pharmaceuticals, Inc.*	48,000	189,120
Alphatec Holdings, Inc.*	249,000	1,249,980
Alpine Immune Sciences, Inc.*	200	784
Apollo Endosurgery, Inc.*	103,700	345,321
Applied Genetic Technologies Corp.*	36,400	151,424
Aptevo Therapeutics, Inc.*	83,802	49,309
Aptinyx, Inc.*+	85,000	296,650
Apyx Medical Corp.*	109,970	744,497
Aquestive Therapeutics, Inc.*+	60,000	190,800
Arcturus Therapeutics Holdings, Inc.*	35,000	359,450
Ardelyx, Inc.*	226,100	1,062,670
Assertio Therapeutics, Inc.*	200,000	256,000
Bellicum Pharmaceuticals, Inc.*	71,700	75,285
Calithera Biosciences, Inc.*	182,600	564,234
Capital Senior Living Corp.*	118,336	518,312
Catabasis Pharmaceuticals, Inc.*+	20,900	112,860
CEL-SCI Corp.*+	127,000	1,135,380
Chiasma, Inc.*	187,600	928,620
Chimerix, Inc.*	188,800	443,680
Cidara Therapeutics, Inc.*	69,982	139,614
Clearside Biomedical, Inc.*	90,000	56,700
Conatus Pharmaceuticals, Inc.*+	60,000	18,900
Conformis, Inc.*	250,000	465,000
Constellation Pharmaceuticals, Inc.*	27,500	177,650
Corindus Vascular Robotics, Inc.*	38,000	162,640
CorMedix, Inc.*	66,000	421,080
Corvus Pharmaceuticals, Inc.*+	100	301
Cumberland Pharmaceuticals, Inc.*	135,100	801,143
Curis, Inc.*	100,000	224,000
CynergisTek, Inc.*	55,000	169,400
Dova Pharmaceuticals, Inc.*+	70,156	1,960,860
Eiger BioPharmaceuticals, Inc.*	71,000	727,750
ElectroCore, Inc.*+	111,200	243,528
Electromed, Inc.*	45,000	297,450
Endologix, Inc.*+	40,000	158,800

4	Quarterly Report | September 30, 2019 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Enzo Biochem, Inc.*	170,000	$612,000
EyePoint Pharmaceuticals, Inc.*+	445,000	805,450
Five Prime Therapeutics, Inc.*	50,000	193,750
Fulgent Genetics, Inc.*+	78,100	811,459
Gemphire Therapeutics, Inc.*	25,000	9,440
Genesis Healthcare, Inc.*	405,400	449,994
Geron Corp.*+	250,000	332,500
Harvard Bioscience, Inc.*	166,717	512,655
Ideaya Biosciences, Inc.*	50,000	450,000
Infinity Pharmaceuticals, Inc.*	240,000	247,200
InfuSystem Holdings, Inc.*	59,900	316,871
IntriCon Corp.*	21,500	417,960
Invacare Corp.	70,000	525,000
IRIDEX Corp.*	50,400	95,256
Jounce Therapeutics, Inc.*	149,300	497,169
Kala Pharmaceuticals, Inc.*+	134,400	511,392
KemPharm, Inc.*	130,200	89,682
Kewaunee Scientific Corp.	11,600	180,728
Kezar Life Sciences, Inc.*	41,798	137,097
Kodiak Sciences, Inc.*	12,500	179,750
Lannett Co., Inc.*+	85,000	952,000
Leap Therapeutics, Inc.*+	36,300	42,471
Lineage Cell Therapeutics, Inc.*	507,661	497,508
Magenta Therapeutics, Inc.*+	30,287	310,745
MannKind Corp.*+	508,500	635,625
Marinus Pharmaceuticals, Inc.*	141,500	217,910
Matinas BioPharma Holdings, Inc.*	340,000	214,370
Melinta Therapeutics, Inc.*+	35,000	133,350
Menlo Therapeutics, Inc.*	112,300	503,104
Mereo Biopharma Group PLC, ADR*+	15,961	46,287
Merrimack Pharmaceuticals, Inc.+	55,000	246,950
Mersana Therapeutics, Inc.*	112,800	178,224
Micron Solutions, Inc.*	20,000	43,800
Millendo Therapeutics, Inc.*+	166	1,180
Minerva Neurosciences, Inc.*+	50,200	389,050
Misonix, Inc.*	24,700	496,470
Mustang Bio, Inc.*	90,000	293,400
Myomo, Inc.*	50,000	30,750
Neoleukin Therapeutics, Inc.*	80,000	228,000

Industry Company	Shares	Value

Health Care (continued)
Neon Therapeutics, Inc.*+	89,800	$154,456
Neos Therapeutics, Inc.*	195,000	288,600
Neuronetics, Inc.*	61,000	506,910
NewLink Genetics Corp.*	53,200	84,588
NovaBay Pharmaceuticals, Inc.*	25,000	15,260
Novan, Inc.*+	60,000	154,800
Nuvectra Corp.*	35,100	47,736
Oncocyte Corp.*+	215,000	451,500
Option Care Health, Inc.*	368,700	1,179,840
Organovo Holdings, Inc.*	348,600	90,810
Otonomy, Inc.*	88,000	210,320
Ovid therapeutics, Inc.*+	150,000	486,000
Owens & Minor, Inc.	100,000	581,000
Pacific Biosciences of California, Inc.*	275,200	1,420,032
Palatin Technologies, Inc.*	696,000	632,525
Paratek Pharmaceuticals, Inc.*+	95,000	410,400
Pfenex, Inc.*	94,500	797,580
Protagonist Therapeutics, Inc.*	88,344	1,061,011
Protalix BioTherapeutics, Inc.*	171,672	35,210
Proteostasis Therapeutics, Inc.*	120,000	101,400
Quorum Health Corp.*+	81,400	98,494
resTORbio, Inc.*+	95,000	839,800
Rockwell Medical, Inc.*	25,600	70,656
Savara, Inc.*	155,000	410,750
scPharmaceuticals, Inc.*+	50,000	296,000
SCYNEXIS, Inc.*	150,000	159,750
SeaSpine Holdings Corp.*	58,613	715,665
Selecta Biosciences, Inc.*	68,100	119,175
Seres Therapeutics, Inc.*+	145,500	583,455
Sesen Bio, Inc.*	200,000	234,000
Sierra Oncology, Inc.*	313,700	122,500
Solid Biosciences, Inc.*+	46,000	475,640
Spero Therapeutics, Inc.*	46,379	491,617
Surface Oncology, Inc.*+	84,200	119,564
Sutro Biopharma, Inc.*	48,800	443,592
Syndax Pharmaceuticals, Inc.*	35,000	261,450
Synlogic, Inc.*	93,000	212,970
Syros Pharmaceuticals, Inc.*	10,000	103,800
T2 Biosystems, Inc.*+	125,000	312,500
Tocagen, Inc.*+	53,334	35,328
Tracon Pharmaceuticals, Inc.*	60,000	26,820
Trevena, Inc.*	150,000	145,080
Unum Therapeutics, Inc.*	45,000	64,800

www.bridgeway.com	5

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Utah Medical Products, Inc.	13,800	$1,322,592
Verastem, Inc.*+	229,000	277,090
VIVUS, Inc.*+	56,100	215,424
VolitionRX, Ltd.*+	195,000	1,095,900
vTv Therapeutics, Inc., Class A*+	68,800	106,640
XOMA Corp.*+	21,700	423,584
Xtant Medical Holdings, Inc.*+	50,000	142,000
Zynerba Pharmaceuticals, Inc.*+	80,500	608,580
		49,152,481

Industrials - 10.03%
Acacia Research Corp.*	211,800	567,624
Acme United Corp.	6,335	126,844
AeroCentury Corp.*+	10,900	67,580
Alpha Pro Tech, Ltd.*+	66,200	238,982
American Superconductor Corp.*+	45,100	353,584
AMREP Corp.*	38,200	218,313
ARC Document Solutions, Inc.*	164,000	223,040
Arotech Corp.*	121,367	356,819
Avalon Holdings Corp., Class A*	12,675	27,948
BG Staffing, Inc.	28,900	552,279
BlueLinx Holdings, Inc.*+	35,600	1,150,948
CBAK Energy Technology, Inc.*	55,000	33,165
CECO Environmental Corp.*	30,000	209,550
Charah Solutions, Inc.*	61,900	131,228
Chicago Rivet & Machine Co.	10,000	260,400
Commercial Vehicle Group, Inc.*	100,100	721,721
CompX International, Inc.	3,200	45,856
Covenant Transportation Group, Inc., Class A*	41,500	682,260
CPI Aerostructures, Inc.*	39,700	326,334
CRA International, Inc.	13,500	566,595
Eastern Co. (The)	21,200	526,184
Ecology and Environment, Inc., Class A	13,000	197,470
Espey Manufacturing & Electronics Corp.+	10,700	253,804
ExOne Co. (The)*+	48,300	427,455
FreightCar America, Inc.*	50,000	242,500
Fuel Tech, Inc.*	49,228	49,061
Gencor Industries, Inc.*	44,450	516,064
Goldfield Corp. (The)*	108,080	232,372

Industry Company	Shares	Value

Industrials (continued)
GP Strategies Corp.*	21,887	$281,029
Graham Corp.	35,900	712,974
Highpower International, Inc.*+	50,000	234,500
Hill International, Inc.*	249,751	746,755
Houston Wire & Cable Co.*	57,100	269,512
Hudson Global, Inc.*	10,942	134,258
Hurco Cos., Inc.	23,734	763,523
InnerWorkings, Inc.*	123,808	548,469
Innovative Solutions & Support, Inc.*	80,400	377,880
LB Foster Co., Class A*	29,600	641,432
LiqTech International, Inc.*+	6,249	49,367
LSI Industries, Inc.	88,000	459,360
Mastech Digital, Inc.*	18,500	111,018
Miller Industries, Inc.	7,000	233,100
NL Industries, Inc.*	48,100	180,856
PAM Transportation Services, Inc.*	11,108	656,594
Patriot Transportation Holding, Inc.*	30,871	586,549
Performant Financial Corp.*	305,000	335,500
Perma-Pipe International Holdings, Inc.*	66,100	637,204
PICO Holdings, Inc.*	85,000	857,650
RCM Technologies, Inc.*	80,710	242,130
Servotronics, Inc.	15,653	154,965
SIFCO Industries, Inc.*	16,024	43,425
Transcat, Inc.*	24,800	635,128
Twin Disc, Inc.*	49,600	525,264
Ultralife Corp.*	52,400	453,784
USA Truck, Inc.*	14,600	117,238
Virco Manufacturing Corp.	16,800	64,680
Volt Information Sciences, Inc.*	150,000	474,000
Willis Lease Finance Corp.*	14,720	815,194
YRC Worldwide, Inc.*+	130,000	392,600
		22,041,918

Information Technology - 9.60%
ALJ Regional Holdings, Inc.*	78,000	108,420
Amtech Systems, Inc.*	46,500	246,450
AstroNova, Inc.	32,800	530,376
Aviat Networks, Inc.*	22,086	301,474
Aware, Inc.*	79,579	233,166
AXT, Inc.*	208,006	740,501
Bel Fuse, Inc., Class B	46,000	691,380
BK Technologies Corp.	163,744	550,180
Blonder Tongue Laboratories, Inc.*	20,000	13,252
BSQUARE Corp.*	31,200	37,752

6	Quarterly Report | September 30, 2019 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Clearfield, Inc.*	41,600	$492,960
Communications Systems, Inc.	25,000	114,250
Computer Task Group, Inc.*	69,800	349,000
CSP, Inc.	38,700	522,063
CyberOptics Corp.*	17,550	251,316
EMCORE Corp.*	79,702	244,685
Everspin Technologies, Inc.*+	41,400	253,782
Frequency Electronics, Inc.*	16,000	194,400
GlobalSCAPE, Inc.	91,180	1,045,835
GSI Technology, Inc.*	111,417	976,013
ID Systems, Inc.*+	33,000	180,840
IEC Electronics Corp.*	43,450	300,240
Information Services Group, Inc.*	171,000	424,935
Innodata, Inc.*	165,955	220,720
Inseego Corp.*+	21,900	105,120
Intellicheck, Inc.*	49,700	248,003
Intelligent Systems Corp.*+	35,362	1,468,937
inTEST Corp.*	30,600	142,290
Intevac, Inc.*	75,000	393,000
Issuer Direct Corp.*	25,000	258,500
Key Tronic Corp.*	57,100	362,585
KVH Industries, Inc.*	75,510	804,182
MagnaChip Semiconductor Corp.*+	50,000	507,000
Marin Software, Inc.*	44,614	115,104
MicroVision, Inc.*	100,000	59,300
Net 1 UEPS Technologies, Inc.*	152,000	542,640
Network-1 Technologies, Inc.	115,000	268,214
Optical Cable Corp.*	20,100	71,757
PC-Tel, Inc.	78,100	656,040
Perceptron, Inc.*	30,800	147,840
Pixelworks, Inc.*	213,900	791,430
PRGX Global, Inc.*	79,216	407,962
QAD, Inc., Class B	6,250	223,562
RealNetworks, Inc.*	152,200	252,652
RF Industries, Ltd.	59,000	417,720
Richardson Electronics, Ltd.	99,011	574,264
Seachange International, Inc.*	93,700	269,856
SMTC Corp.*+	102,434	221,257
StarTek, Inc.*	33,200	214,804
Steel Connect, Inc.*	193,800	335,274
Synacor, Inc.*	142,400	195,088
Telaria, Inc.*	111,900	773,229
TESSCO Technologies, Inc.	31,700	455,529
TransAct Technologies, Inc.	30,000	365,400

Industry Company	Shares	Value

Information Technology (continued)
Trio-Tech International*+	26,800	$96,598
Wayside Technology Group, Inc.	10,298	154,779
Wireless Telecom Group, Inc.*	113,100	162,864
		21,086,770

Materials - 3.25%
Advanced Emissions Solutions, Inc.+	77,075	1,143,793
AgroFresh Solutions, Inc.*	157,200	413,436
Ampco-Pittsburgh Corp.*	50,000	184,000
Core Molding Technologies, Inc.*	45,100	289,091
Flexible Solutions International, Inc.+	45,707	107,869
Flotek Industries, Inc.*+	200,000	440,000
Friedman Industries, Inc.	57,000	369,930
Gold Resource Corp.	203,100	619,455
Gulf Resources, Inc.*	362,900	259,401
LSB Industries, Inc.*	76,100	394,198
Northern Technologies International Corp.+	27,900	352,656
Olympic Steel, Inc.	29,200	420,480
Paramount Gold Nevada Corp.*	40,000	27,348
Ramaco Resources, Inc.*	127,300	475,466
Synalloy Corp.	43,500	693,825
Trecora Resources*	53,100	478,962
Universal Stainless & Alloy Products, Inc.*	30,858	481,385
		7,151,295

Real Estate - 1.95%
American Realty Investors, Inc.*	11,113	170,918
Consolidated-Tomoka Land Co.	15,449	1,013,454
Griffin Industrial Realty, Inc.	17,905	679,495
Maui Land & Pineapple Co., Inc.*	80,700	878,016
Stratus Properties, Inc.*	37,150	1,091,096
Transcontinental Realty
Investors, Inc.*	3,097	96,162
Trinity Place Holdings, Inc.*	91,100	364,400
		4,293,541

Utilities - 1.31%
Cadiz, Inc.*+	46,700	583,283
Genie Energy, Ltd., Class B+	48,667	363,056

www.bridgeway.com	7

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company		Shares	Value

Common Stocks (continued)
Utilities (continued)
Global Water Resources, Inc.		86,400	$1,022,976
RGC Resources, Inc.		15,259	446,173
Spark Energy, Inc., Class A+		43,000	453,650
			2,869,138
TOTAL COMMON STOCKS - 98.22%			215,753,887
(Cost $199,441,664)

EXCHANGE TRADED FUND - 0.26%
iShares Micro-Cap ETF		6,525	575,179
TOTAL EXCHANGE TRADED FUND - 0.26%			575,179
(Cost $163,006)

RIGHTS - 0.00%
Elanco Animal Health, Inc., CVR*Δ		46,983	—
OncoMed Pharmaceuticals, Inc., CVR*Δ		125,000	—
OncoMed Pharmaceuticals, Inc., CVR*Δ		75,000	—
TOTAL RIGHTS - 0.00%			—
(Cost $35,063)

WARRANTS - 0.00%
SAExploration Series A, expire 07/27/21*Δ		848	—
SAExploration Series B, expire 07/27/21*Δ		848	—
TOTAL WARRANTS - 0.00%			—
(Cost $ – )

Rate^		Shares	Value
MONEY MARKET FUND - 1.81%
Fidelity Investments Money Market Government Portfolio Class I	1.86%	3,970,655	3,970,655
TOTAL MONEY MARKET FUND - 1.81%			3,970,655
(Cost $3,970,655)

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.66%
Fidelity Investments Money Market Government Portfolio Class I**	1.86%	21,220,213	$21,220,213
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.66%			21,220,213
(Cost $21,220,213)
TOTAL INVESTMENTS - 109.95%			$241,519,934
(Cost $224,830,601)
Liabilities in Excess of Other Assets - (9.95%)			(21,865,775)
NET ASSETS - 100.00%			$219,654,159

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2019.
^	Rate disclosed as of September 30, 2019.
Δ	Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of September 30, 2019. Total loaned securities had a value of $20,728,224 as of September 30, 2019.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

LLC - Limited Liability Company

PLC - Public Limited Company

8	Quarterly Report | September 30, 2019 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Summary of inputs used to value the Fund’s investments as of 09/30/2019:

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks
Consumer
Discretionary	$26,073,443	$301,002	$—	$26,374,445
Financials	49,369,658	576,139	—	49,945,797
Industrials	21,781,518	260,400	—	22,041,918
Other Industries (a)	117,391,727	—	—	117,391,727

Total Common Stock	214,616,346	1,137,541	—	215,753,887
Exchange Traded Fund	575,179	—	—	575,179
Rights	—	—	0	0
Warrants	—	—	0	0
Money Market Fund	—	3,970,655	—	3,970,655
Investments Purchased with Cash Proceeds from Securities Lending	—	21,220,213	—	21,220,213

TOTAL	$215,191,525	$26,328,409	$0	$241,519,934

______________ (a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Rights	Warrants	Total
Balance as of 06/30/2019	$0	$0	$0
Purchases/ Issuances	0	—	—
Sales/Expirations	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/ (Depreciation)	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—

Balance as of 09/30/2019	$0	$0	$0

Net Change in Unrealized Appreciation (Depreciation) from Investments Held as of 09/30/2019	$—	$—	$—

www.bridgeway.com	9